Stockholder's Equity	12 Months Ended
May 31, 2017
Stockholder's Equity [Abstract]
STOCKHOLDER'S EQUITY

NOTE 7 - STOCKHOLDER’S EQUITY

During the year ended May 31, 2016, the Company issued 42,500 shares of common stock at par value of $0.0001 to an attorney for legal services rendered for total non-cash expense of $4.25.

On December 5, 2016, the Company issued 7,500,000 shares of common stock per the terms of a one-year consulting agreement. The shares were valued at $0.01 per share for total non-cash expense of $75,000. The expense is being amortized over the term of the agreement. As of May 31, 2017 $37,500 has been debited to consulting expensed.

On January 24, 2017, the Company allowed Taiwo Aimasiko, its CEO to retire 150,000,000 shares of common stock in exchange for 50,000,000 Series B preferred shares.

On May 18, 2017, the Company amended its Articles of Incorporation increasing the authorized issue of common stock from 500,000,000 to 850,000,000. The par value remains the same at $0.0001 per share.

During the year ended May 31, 2017, the Company converted $318,631 of principle and accrued interest into 185,348,336 shares of common stock. All conversions were completed pursuant to the terms of their respective convertible promissory notes. No gains or losses were recognized as a result of the conversions.